Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Leases

Future minimum lease payments under non-cancellable leases as of September 30, 2019 were as follows:

Remainder of 2021	$24,000
2022	48,000
2023	16,000
Total	88,000
Less: Interest	(8,572)
Present value of lease liability	79,428
Operating lease liability, current [1]	(48,000)
Operating lease liability, long term	$31,428

[1] Represents lease payments to be made in the next 12 months

Future minimum lease payments under non-cancellable leases as of March 31, 2020 were as follows:

2021	$56,794
2022	48,000
2023	16,000
Total	120,794
Less: Interest	(13,996)
Present value of lease liability	106,798
Operating lease liability, current [1]	(56,530)
Operating lease liability, long term	$50,268

[1] Represents lease payments to be made in the next 12 months